Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) (Parenthetical)		3 Months Ended	12 Months Ended
	Mar. 16, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Equity interest percentage	100.00%	100.00%	100.00%	100.00%
Cash consideration	$ 10,700,000
Purchase of equipment and machinery	16,000,000
Payment for capital expenditure		$ 7,300,000	$ 13,572,260		$ 2,413,172
Warehouse Construction [Member]
Payment for capital expenditure			3,400,000
Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Payment for capital expenditure			4,200,000
Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member]
Payment for capital expenditure			7,500,000
Estimated budgeted costs			12,400,000
Reduction of estimated budgeted costs			10,900,000
RMB [Member]
Cash consideration	71,000,000
Purchase of equipment and machinery	$ 110,000,000
Payment for capital expenditure			80,800,000
RMB [Member] | Warehouse Construction [Member]
Payment for capital expenditure			23,200,000
RMB [Member] | Zhangzhou Meijia Metal Product Co., Ltd ('Meijia') [Member]
Payment for capital expenditure			$ 29,200,000
RMB [Member] | Dongguan Jiasheng Enterprise Co., Ltd. [Member] | Warehouse Construction [Member]
Payment for capital expenditure | ¥				¥ 51,800,000
Estimated budgeted costs | ¥				85,000,000
Reduction of estimated budgeted costs | ¥				¥ 75,000,000